Leases	12 Months Ended
Dec. 31, 2019
Lease
Lease

12.  Lease

The Group has lease contracts for hospital and office buildings, vehicles and office equipment used in its operations. Leases of buildings generally have lease contract terms between 2 and 20 years. Vehicles and office equipment generally has lease terms of 12 months or less and/or is individually of low value.  Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.  The Group has no lease contract that includes extension or termination options. There is a lease contract that includes variable lease payments, which is further discussed below.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the periods are as follows:

Buildings
As at 1 January 2019 (Predecessor)	1,776,102
Additions	23,531
Fair value adjustment arising from the Business Combination	112,814
Modification	5,351
Depreciation charge	(144,791)
As at 31 December 2019 (Successor)	1,773,007

(b)	Lease liabilities

The carrying amount of the Group’s lease liabilities and the movements during the periods are as follows:

Buildings
Carrying amount at 1 January 2019 (Predecessor)	1,815,187
New leases	23,531
Modification	5,262
Accretion of interest recognized during the period	106,239
Payments	(177,566)
Accrued but unpaid rent	(20,950)
Carrying amount at 31 December 2019 (Successor)	1,751,703
Analyzed into:
Current portion	90,521
Non-current portion	1,661,182

The maturity analysis of lease liabilities is disclosed in Note 27 to the financial statements.

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	Period from 19	Period from 1
	December to 31	January to 18
	December 2019	December 2019
	Successor (NFH)	Predecessor (HHH)
Interest on lease liabilities	3,716	102,523
Depreciation charge of right-of-use assets	5,329	139,462
Expense relating to short-term leases (included in lease and rental expenses)	730	12,533
Expense relating to leases of low-value assets (included in lease and rental expenses)	9	634
Total amount recognized in profit or loss	9,784	255,152

(d)	Variable lease payments

The Group has a lease contract for a hospital building that contains variable rent based on the net income (if any) of a subsidiary of the Group, in addition to minimum annual rental payments. Management’s objective is to align the lease expense with the net income earned. As this hospital is still loss making during the periods presented, only the minimum payments have been paid. The following provides information on the Group’s variable and minimum lease payments, including the magnitude in relation to fixed payments:

Period from 19 December to 31 December 2019 Successor (NFH)	Fixed payments

Fixed rent	9,702

Period from 1 January to 18 December 2019 Predecessor (HHH)	Fixed payments

Fixed rent	147,864
Variable rent with minimum payment	20,000
167,864

(e)	The total cash outflow for lease is disclosed in Note 24(c) to the financial statements.